Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS International Growth Fund

	Shares	Value ($)
Common Stocks 95.6%
Argentina 2.1%
Globant SA*	104,700	11,202,900
Grupo Supervielle SA (ADR) (a)	133,000	372,400
(Cost $7,509,063)		11,575,300
Brazil 1.7%
Magazine Luiza SA	407,961	4,334,195
Pagseguro Digital Ltd. "A"*	149,930	5,088,624
(Cost $8,433,811)		9,422,819
Canada 9.4%
Agnico Eagle Mines Ltd.	158,900	9,440,930
Alimentation Couche-Tard, Inc. "B"	177,200	5,797,720
Brookfield Asset Management, Inc. "A"	307,500	17,790,691
Canada Goose Holdings, Inc.* (a)	117,003	4,496,728
Canadian National Railway Co.	79,800	7,245,862
Toronto-Dominion Bank	123,000	7,092,201
(Cost $30,579,288)		51,864,132
China 7.8%
Alibaba Group Holding Ltd. (ADR)*	50,000	10,000,000
Luckin Coffee, Inc. (ADR)* (a)	72,704	2,192,026
Minth Group Ltd.	490,633	1,688,030
Momo, Inc. (ADR)	104,200	3,900,206
New Oriental Education & Technology Group, Inc. (ADR)*	35,285	4,272,308
Ping An Healthcare and Technology Co., Ltd. 144A* (a)	69,900	466,198
Ping An Insurance (Group) Co. of China Ltd. "H"	1,042,500	11,840,269
Tencent Holdings Ltd.	201,300	8,520,816
(Cost $28,780,139)		42,879,853
Finland 0.3%
Sampo Oyj "A" (Cost $1,913,205)	39,744	1,606,821
France 13.2%
Airbus SE	33,602	4,939,233
BNP Paribas SA	60,000	3,363,626
Capgemini SE	65,414	7,725,891
Cie de Saint-Gobain	74,285	3,003,826
LVMH Moet Hennessy Louis Vuitton SE	28,500	12,765,878
Orpea	34,880	4,313,677
SMCP SA 144A*	266,037	3,371,629
Teleperformance	38,500	9,104,805
TOTAL SA	188,000	9,883,420
VINCI SA	86,539	9,423,035
Vivendi SA	170,665	4,682,716
(Cost $64,132,635)		72,577,736
Germany 12.6%
adidas AG	4,580	1,426,718
Allianz SE (Registered)	41,150	9,851,593
BASF SE	79,662	5,986,181
Deutsche Boerse AG	88,300	13,541,895
Deutsche Post AG (Registered)	87,000	3,242,961
Evonik Industries AG	200,920	5,834,331
Fresenius Medical Care AG & Co. KGaA	101,000	7,402,268
LANXESS AG	71,500	4,761,991
SAP SE	54,000	7,335,948
Siemens AG (Registered)	29,400	3,791,800
TeamViewer AG*	217,485	6,250,855
(Cost $66,483,237)		69,426,541
Hong Kong 1.0%
Techtronic Industries Co., Ltd. (Cost $1,463,460)	718,001	5,396,222
Ireland 3.8%
Experian PLC	374,004	12,383,349
Kerry Group PLC "A"	64,070	8,222,446
(Cost $12,219,280)		20,605,795
Japan 10.2%
Daikin Industries Ltd.	80,400	11,587,069
Fast Retailing Co., Ltd.	15,900	9,708,234
Hoya Corp.	83,000	7,574,449
Kao Corp.	36,900	2,906,815
Keyence Corp.	25,400	8,704,287
Komatsu Ltd.	67,800	1,592,995
MISUMI Group, Inc.	122,489	3,039,360
Mitsubishi UFJ Financial Group, Inc.	330,800	1,745,340
Pigeon Corp.	125,200	5,825,068
Shimadzu Corp.	110,200	3,321,926
(Cost $44,617,958)		56,005,543
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $8,010,494)	180,900	7,705,587
Luxembourg 1.0%
Eurofins Scientific SE (a) (Cost $2,404,905)	10,700	5,608,313
Macau 0.9%
Sands China Ltd. (Cost $5,334,191)	1,011,200	4,828,520
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $4,445,595)	3,592,600	4,612,742
Netherlands 3.8%
Adyen NV 144A*	388	297,683
ASML Holding NV	20,846	5,657,795
ING Groep NV	534,868	6,148,237
Koninklijke Philips NV	143,000	6,636,866
Prosus NV*	32,959	2,247,468
(Cost $20,084,947)		20,988,049
Norway 0.6%
Mowi ASA (Cost $1,537,178)	133,285	3,307,165
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $9,563,255)	611,400	11,283,954
South Africa 0.9%
Naspers Ltd. "N" (Cost $7,542,377)	32,959	4,704,938
Sweden 2.6%
Assa Abloy AB "B"	115,400	2,738,283
Hexagon AB "B"	34,839	1,965,314
Nobina AB 144A	725,500	4,929,006
Spotify Technology SA* (b)	30,600	4,362,030
(Cost $12,278,006)		13,994,633
Switzerland 7.9%
Alcon, Inc.*	20,948	1,154,593
Julius Baer Group Ltd.*	39,600	1,862,526
Lonza Group AG (Registered)*	41,200	13,974,268
Nestle SA (Registered)	104,161	10,811,768
Novartis AG (Registered)	85,505	7,866,757
Roche Holding AG (Genusschein)	25,600	7,886,733
(Cost $28,544,571)		43,556,645
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,056,354)	670,000	6,705,999
United Kingdom 3.9%
Clinigen Healthcare Ltd.*	305,800	3,437,967
Compass Group PLC	225,250	5,512,645
Farfetch Ltd. "A"* (b)	132,200	1,316,712
Halma PLC	156,200	4,251,717
Prudential PLC	376,500	6,686,232
(Cost $19,100,532)		21,205,273
United States 6.4%
Activision Blizzard, Inc.	83,400	4,572,822
EPAM Systems, Inc.*	43,000	9,109,550
Marsh & McLennan Companies, Inc.	53,393	5,770,181
MasterCard, Inc. "A"	19,842	5,798,428
NVIDIA Corp.	10,743	2,328,438
Schlumberger Ltd.	83,604	3,026,465
Thermo Fisher Scientific, Inc.	14,000	4,395,300
(Cost $18,721,260)		35,001,184
Total Common Stocks (Cost $407,755,741)		524,863,764
Convertible Preferred Stocks 0.2%
United States
Providence Service Corp. 5.5% (c) (Cost $572,300)	5,723	856,584
Other Investments 0.4%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	2,206,171
Exchange-Traded Funds 1.7%
United States
iShares MSCI Japan ETF (Cost $9,279,858)	155,235	9,225,616
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (d) (e) (Cost $9,300,393)	9,300,393	9,300,393
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 1.63% (d) (Cost $9,011,310)	9,011,310	9,011,310
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $435,919,602)	101.2	555,463,838
Other Assets and Liabilities, Net	(1.2)	(6,490,132)
Net Assets	100.0	548,973,706

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (d) (e)
21,057,950	—	11,757,557 (f)	—	—	193,927	—	9,300,393	9,300,393
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 1.63% (d)
9,957,313	29,240,593	30,186,596	—	—	47,532	—	9,011,310	9,011,310
31,015,263	29,240,593	41,944,153	—	—	241,459	—	18,311,703	18,311,703

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $9,519,353, which is 1.7% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $751,496.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
At November 30, 2019 the DWS International Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents, Securities Lending Collateral and Exchange traded funds
Financials	98,955,966	19%
Information Technology	93,450,942	18%
Industrials	82,417,806	16%
Health Care	76,186,715	14%
Consumer Discretionary	72,866,029	14%
Consumer Staples	36,870,982	7%
Materials	28,229,604	5%
Communication Services	26,038,590	5%
Energy	12,909,885	2%
Total	527,926,519	100%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$11,575,300	$—	$—	$11,575,300
Brazil	9,422,819	—	—	9,422,819
Canada	51,864,132	—	—	51,864,132
China	20,364,540	22,515,313	—	42,879,853
Finland	—	1,606,821	—	1,606,821
France	—	72,577,736	—	72,577,736
Germany	—	69,426,541	—	69,426,541
Hong Kong	—	5,396,222	—	5,396,222
Ireland	—	20,605,795	—	20,605,795
Japan	—	56,005,543	—	56,005,543
Korea	—	7,705,587	—	7,705,587
Luxembourg	—	5,608,313	—	5,608,313
Macau	—	4,828,520	—	4,828,520
Malaysia	—	4,612,742	—	4,612,742
Netherlands	—	20,988,049	—	20,988,049
Norway	—	3,307,165	—	3,307,165
Singapore	—	11,283,954	—	11,283,954
South Africa	—	4,704,938	—	4,704,938
Sweden	4,362,030	9,632,603	—	13,994,633
Switzerland	—	43,556,645	—	43,556,645
Taiwan	—	6,705,999	—	6,705,999
United Kingdom	1,316,712	19,888,561	—	21,205,273
United States	35,001,184	—	—	35,001,184
Convertible Preferred Stocks	—	—	856,584	856,584
Other Investments	2,206,171	—	—	2,206,171
Exchange-Traded Funds	9,225,616	—	—	9,225,616
Short-Term Investments (g)	18,311,703	—	—	18,311,703
Total	$163,650,207	$390,957,047	$856,584	$555,463,838

(g)	See Investment Portfolio for additional detailed categorizations.